26. Share-Based Payment (Details Narrative)	1 Months Ended				12 Months Ended
	May 31, 2017 shares	Oct. 31, 2016 shares	Apr. 30, 2016 shares	Jan. 31, 2016 shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Sep. 30, 2015 shares	Nov. 30, 2010 shares	Feb. 25, 2010 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share exercised	2,900
Dividend yield | $ / shares					$ 0
Risk free rate					5 years
Share-based compensation expense | $					$ 20,210	$ 95,419	$ 370,040
2019 | $					$ 6,989
Two Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share granted				150,000
Two Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share granted			140,000
External Consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share granted		23,000
Employee Stock Option [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised			200,000					280,000	200,000	20,000
Number of share granted					0	0	313,000
Number of share exercised					0	2,900	0